Shareholder Report, Holdings (Details) - C000236514 [Member]	Mar. 31, 2025
Fortress Credit BSL XXVI Ltd Series 2024 4A 5 715 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
AMMC CLO XXXO Ltd Series 2025 31A 5 627 2 20 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Cedar Funding IV CLO Ltd Series 2014 4A 5 619 1 23 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Wellfleet CLO Ltd Series 2022 1A 5 722 7 15 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Magnetite XXVIII Ltd Series 2020 28A 5 542 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Marble Point CLO XXII Ltd Series 2021 2A 5 762 7 25 2034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Silver Point CLO VII Ltd Series 2024 7A 5 645 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
LCM XL Ltd Series 40A 5 672 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Trinitas CLO XXX Ltd Series 2024 30A 6 044 10 23 2037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
BlueMountain CLO XXV Ltd Series 2019 25A 5 762 1 15 2038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.30%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%